Fair Value, Transfers Between Fair Value Levels (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	$ 0
Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0
Available for sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0
Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0
Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0
Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0
Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Total	0
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	31
Transfer Out	0
Level 1 [Member] | Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	23
Transfer Out	0
Level 1 [Member] | Available for sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	8
Transfer Out	0
Level 1 [Member] | Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0
Transfer Out	0
Level 1 [Member] | Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0
Transfer Out	0
Level 1 [Member] | Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0
Transfer Out	0
Level 1 [Member] | Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0
Transfer Out	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	10,238
Transfer Out	(6,436)
Level 2 [Member] | Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	16
Transfer Out	(37)
Level 2 [Member] | Available for sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	9,832
Transfer Out	(68)
Level 2 [Member] | Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	298
Transfer Out	(488)
Level 2 [Member] | Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	41
Transfer Out	(5,851)
Level 2 [Member] | Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	51
Transfer Out	8
Level 2 [Member] | Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0
Transfer Out	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	6,405
Transfer Out	(10,238)
Level 3 [Member] | Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	14
Transfer Out	(16)
Level 3 [Member] | Available for sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	60
Transfer Out	(9,832)
Level 3 [Member] | Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	488
Transfer Out	(298)
Level 3 [Member] | Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	5,851
Transfer Out	(41)
Level 3 [Member] | Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	(8)
Transfer Out	(51)
Level 3 [Member] | Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Transfer In	0
Transfer Out	$ 0